Balance Sheet Accounts and Supplemental Disclosures - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 589.6	$ 568.5	$ 553.1
Less: accumulated depreciation	(433.7)	(424.6)	(426.2)
Property, plant and equipment, net	155.9	143.9	126.9
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	29.6	29.6	32.8
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	159.8	158.5	153.9
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	348.0	343.5	349.0
Construction-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 52.2	$ 36.9	$ 17.4